Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 2,286,812	$ 2,078,881
Additions	625,793	397,017
Disposals	(67,392)	(189,086)
Transfers
Property and equipment, ending	2,845,213	2,286,812
Accumulated amortization property and equipment, beginning	821,895	502,960
Amortization for the period	937,778	318,935
Accumulated amortization Transfer
Accumulated Amortization Disposals	(15,791)
Accumulated amortization property and equipment, ending	1,743,882	821,895
Net Book Value	1,101,331	1,464,917
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	55,960	75,883
Additions	1,031	50,480
Disposals	(39,764)	(70,403)
Transfers	(2,061)
Property and equipment, ending	15,166	55,960
Accumulated amortization property and equipment, beginning	19,701	1,907
Amortization for the period	6,360	17,794
Accumulated amortization Transfer	(2,405)
Accumulated Amortization Disposals	(8,490)
Accumulated amortization property and equipment, ending	15,166	19,701
Net Book Value		36,259
Production Equipment And Other [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	443,598	357,115
Additions	283,065	86,483
Disposals	(17,350)
Transfers	2,061
Property and equipment, ending	711,374	443,598
Accumulated amortization property and equipment, beginning	132,479	71,157
Amortization for the period	106,441	61,322
Accumulated amortization Transfer	2,405
Accumulated Amortization Disposals	(7,301)
Accumulated amortization property and equipment, ending	234,024	132,479
Net Book Value	477,350	311,119
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	476,783	578,158
Additions	90,342	17,308
Disposals	(9,331)	(118,683)
Transfers	(512,719)
Property and equipment, ending	45,075	476,783
Accumulated amortization property and equipment, beginning
Amortization for the period
Accumulated amortization Transfer
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value	45,075	476,783
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	1,310,471	1,067,725
Additions	251,355	242,746
Disposals	(947)
Transfers	512,719
Property and equipment, ending	2,073,598	1,310,471
Accumulated amortization property and equipment, beginning	669,715	429,896
Amortization for the period	824,977	239,819
Accumulated amortization Transfer
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	1,494,692	669,715
Net Book Value	$ 578,906	$ 640,756